                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  06-30
                        --------------------------------------------------------

Date of reporting period:  12-31-2007
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               December 31, 2007

[photo of winter]

International Bond Fund

[american century investments logo and text logo ®]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the
American Century® International Bond Fund for the six months ended December 31, 2007. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim
Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century
Companies, Inc. (ACC) board of directors in July 2007, his
final move in a well-planned career transition to pursue new ventures outside the company. This reflected his family's
support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr.
continues as co-chair of the ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments®, our clients, and our employees have been my top priority since I became company president and
CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique Chang,
international equity CIO Mark On, U.S. growth equity CIO Steve
Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior
management team, has already had a positive impact on the
development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  2
      Global Fixed-Income Total Returns. . . . . . . . . . . .
     . . . . . .                                                  2

INTERNATIONAL BOND

     Performance . . . . . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  3
     Portfolio Commentary. . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  5
      Portfolio at a Glance. . . . . . . . . . . . . . . . . .
     . . . . . .                                                  5
      Types of Investments in Portfolio. . . . . . . . . . . .
     . . . . . .                                                  5
      Bond Holdings by Country . . . . . . . . . . . . . . . .
     . . . . . .                                                  6
     Shareholder Fee Example . . . . . . . . . . . . . . . . .
     . . . . . .                                                  7
     Schedule of Investments . . . . . . . . . . . . . . . . .
     . . . . . .                                                  9

FINANCIAL STATEMENTS

     Statement of Assets and Liabilities . . . . . . . . . . .
     . . . . . .                                                 15
     Statement of Operations . . . . . . . . . . . . . . . . .
     . . . . . .                                                 17
     Statement of Changes in Net Assets. . . . . . . . . . . .
     . . . . . .                                                 18
     Notes to Financial Statements . . . . . . . . . . . . . .
     . . . . . .                                                 19
     Financial Highlights. . . . . . . . . . . . . . . . . . .
     . . . . . .                                                 24

OTHER INFORMATION

     Proxy Voting Results. . . . . . . . . . . . . . . . . . .
     . . . . . .                                                 30
     Share Class Information . . . . . . . . . . . . . . . . .
     . . . . . .                                                 32
     Additional Information. . . . . . . . . . . . . . . . . .
     . . . . . .                                                 34
     Index Definitions . . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                 35

The opinions expressed in the Market Perspective and the
Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily
represent the opinions of American Century or any other person in the American Century organization. Any such opinions are
subject to change at any time based upon market or other
conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for
representational purposes only and are not intended as
recommendations to purchase or sell securities. Performance
information for comparative indices and securities is provided to American Century by third party vendors. To the best of
American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By David MacEwen, Chief Investment Officer, Fixed Income

STELLAR SIX MONTHS FOR INTERNATIONAL BONDS

Following a basically flat first half of the year in dollar
terms, international bond returns soared in the second half of
2007. Subprime mortgage-related credit concerns and signs of growing economic weakness helped fuel capital movements that boosted bond returns and weakened the U.S. dollar. The JPMorgan
Government Bond Index - Global, excluding U.S., which is
representative of the securities in which the International
Bond fund invests, returned 11.90% in dollar terms.

An abrupt increase in volatility, heightened illiquidity, and a broad repricing of risk shook capital markets in the latter
half of 2007. It was a rough period for riskier assets, in
which high-quality strongly outperformed high-yield. Questions regarding what impact the slowdown of the U.S. housing sector would have on banks and lenders contributed to a sharp
reduction in capital market liquidity. Short-term money markets were hit hard in late summer, with liquidity all but
non-existent and funding impossible for some.

In the last four months of 2007, the U.S. Federal Reserve, the
European Central Bank, and the Bank of England took
extraordinary steps to assure the adequate provision of
liquidity to financial markets and to stimulate economic
growth. But it may have been too little too late -- economic activity in the major developed economies was dampened by a
sharp contraction in the U.S. housing market, a sharp
tightening in credit conditions, and a surge in oil prices.

DOLLAR'S DECLINE BOOSTED RETURNS

In foreign currency markets, the U.S. dollar declined over 7%
against the euro and over 9% against the Japanese yen (see
chart at right). The dollar plummeted to multi-year lows in
trade-weighted terms against several of the U.S.'s major
foreign trade partners. Most higher-yielding and emerging
markets currencies also finished higher against the dollar.
It's worth reminding investors that International Bond is
priced daily in dollars, and stronger foreign currencies buy more dollars, so dollar weakness benefits the portfolio's
performance.

Global Fixed-Income Total Returns
For the six months ended December 31, 2007*

U.S. DOLLAR RETURNS
U.S. Dollar vs. Euro                                -7.18%
U.S. Dollar vs. Japanese Yen                        -9.31%

INTERNATIONAL BOND MARKET RETURNS (IN DOLLARS)
JPMorgan Government Bond Index -- Global,
excluding U.S.                                      11.90%
JPMorgan Global Traded Government Bond Index        11.42%

*Total returns for periods less than one year are not
annualized.

------

PERFORMANCE
International Bond

Total Returns as of December 31, 2007
                                          Average Annual
                                              Returns
                      6         1      5     10      Since    Inception
                      months(1) year   years years  Inception   Date

INVESTOR CLASS         10.39%   9.89%  8.16% 6.50%   6.75%     1/7/92

FUND BENCHMARK(2)      11.90%   11.98% 9.52% 7.62%  7.37%(3)     --

JPMORGAN GLOBAL
TRADED GOVERNMENT
BOND INDEX             11.42%   10.81% 6.71% 6.26%  6.54%(3)     --

Institutional Class    10.50%   10.13%  --    --     7.17%     8/2/04

A Class(4)
 No sales charge*      9.94%    9.31%  7.86%  --     5.17%
 With sales charge*    5.02%    4.38%  6.87%  --     4.64%    10/27/98

B Class
 No sales charge*        --      --     --    --    2.57%(1)
 With sales charge*      --      --     --    --    -2.43%(1) 9/28/07

C Class
 No sales charge*        --      --     --    --    2.57%(1)
 With sales charge*      --      --     --    --    1.57%(1)  9/28/07

R Class                  --      --     --    --    2.73%(1)  9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income
funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after
purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum
CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class.
The SEC requires that mutual funds provide performance
information net of maximum sales charges in all cases where
charges could be applied.

(1) Total returns for periods less than one year are not
annualized.

(2) See Index Definitions page.

(3) Since 12/31/91, the date nearest the Investor Class's
inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to
that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and
principal value will fluctuate, and redemption value may be
more or less than original cost. To obtain performance data
current to the most recent month end, please call
1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing
involves special risks, such as political instability and
currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

International Bond

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1997

One-Year Returns Over 10 Years
Periods ended December 31
             1998    1999     2000    2001    2002   2003   2004    2005    2006  2007

Investor
Class        17.87% -10.36%  -1.20%  -1.66%   23.53% 19.91% 13.10% -8.23%   8.25% 9.89%

Fund
benchmark    18.49% -9.61%   -0.23%  -1.16%   25.26% 21.97% 14.39% -8.04%   9.68% 11.98%

JPMorgan
Global
Traded
Government
Bond Index   15.31% -5.08%   2.32%   -0.80%   19.37% 14.53% 10.11% -6.53%   5.94% 10.81%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and
principal value will fluctuate, and redemption value may be
more or less than original cost. To obtain performance data
current to the most recent month end, please call
1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing
involves special risks, such as political instability and
currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
International Bond

Portfolio Manager: Jon Jonsson, J.P. Morgan Investment
Management, Inc.

PERFORMANCE SUMMARY

International Bond returned 10.39%* for the six months ended
December 31, 2007. By comparison, the JPMorgan Global Traded
Government Bond Index (JPM GTGBI), returned 11.42%, and the
fund's benchmark -- the JPM GTGBI with the U.S. excluded and
Japan weighted at 15% -- returned 11.90%. Of course, the fund's results reflect operating expenses, while the returns of the indices do not.

The portfolio's absolute return reflected U.S. dollar weakness and the favorable investment climate for high-quality bonds
that prevailed in the second half of 2007 (see the Market
Perspective on page 2). In relative terms, the portfolio
trailed its benchmark primarily because of its exposure to
spread (non-Treasury) sectors that experienced exceptional
volatility.

PORTFOLIO POSITIONING AND STRATEGY

Directionally, global fixed-income markets were difficult to read. The markets were characterized by huge volatility in
spread sectors, yield curves, and interest rate expectations, with the dramatic events in the U.S. subprime mortgage sector and asset-backed securities influencing all corners of the
market.

Our strategy results were mixed, with positioning across spread sectors dominating portfolio returns versus the benchmark. The portfolio was positioned strategically to benefit from a
flight-to-quality environment as yields fell. But while
maintaining an allocation to high-quality securities, the
portfolio was also diversified across spread sectors that
experienced exceptional volatility. Our allocations to
corporates and European mortgages provided a significant drag on performance as spreads (the yield difference between
Treasury and non-Treasury securities) widened and volatility across these sectors increased.

PORTFOLIO DIVERSIFIER, NOT INCOME PRODUCER

We should remind shareholders that by investing in high-quality overseas bonds and the local currencies in which they're
denominated, International Bond can be a good fit for investors looking to diversify their holdings away from the U.S. dollar at a time when the greenback is trading at relatively low
levels versus many developed-market currencies. However,
because currency exchange rates fluctuate, this directly
impacts the value of the portfolio's bonds and income stream once converted into U.S. dollars. As a result, International
Bond is not ideally suited to investors looking for a steady stream of current income.

Portfolio at a Glance
                               As of       As of
                             12/31/07     6/30/07

Weighted Average Maturity    8.6 years   8.4 years
Average Duration
(Modified)                   6.8 years   6.7 years

Types of Investments in Portfolio
                             % of net     % of net
                             assets as   assets as
                                of           of
                             12/31/07     6/30/07

Government Bonds               61.6%       60.9%
Credit                         31.3%       32.4%
Short-Term Investments         3.7%         2.4%
Temporary Cash Investments     3.4%         2.3%
Other Assets and
Liabilities                    --(1)        2.0%

(1) Category is less than 0.05% of total net assets.

*All fund returns referenced in this commentary are for
Investor Class shares. Total returns for periods less than one year are not annualized.

------

International Bond

GLOBAL ECONOMIC AND INTEREST RATE OUTLOOK

We tend to look at the global, developed-nation fixed-income markets that we typically invest in on a three-part regional basis -- United Kingdom (U.K.), Eurozone, and Japan. The
central theme going forward appears to be slower economic
growth -- particularly if the U.S. falls into recession --
which would continue to be favorable for bonds. The U.K. and
Eurozone economies look more vulnerable than Japan's.

Focusing first on the U.K, the economy seems to be slowing to below trend levels. Inflation is a moderate concern, as is the recent performance of the British pound, but monetary policy has been restrictive. We expect the Bank of England to cut
rates from 5.5% at the end of 2007 to 4.5% by the end of 2008.

The European Central Bank (ECB) has different issues to deal with. The growth outlook is less negative, inflation is above the bank's target, and labor unions are arguing for higher
wages, fueling inflation fears. We expect the ECB to keep rate changes on hold until any slowdown is firmly entrenched, and to remain hawkish in its commentary, especially on inflation
risks. We expect an interest rate cut in the second or third quarter of 2008 if growth responds negatively to developments in the U.S. and U.K.

Turning to Japan (where inflation has moved into positive
territory), we think global uncertainties as well as weaker
domestic economic data will likely prevent the Bank of Japan
(BOJ) from raising rates to fight inflation in the first half of 2008. However, a BOJ rate hike is possible in the second
half of the year if we see a meaningful global economic
recovery coupled with a steady rise in Japanese headline
inflation.

Bond Holdings by Country
                        % of net     % of net
                        assets as   assets as
                           of           of
                        12/31/07     6/30/07

United Kingdom            18.4%       24.0%
Germany*                  16.0%       12.0%
Japan                     12.6%        9.0%
France*                   10.8%       14.3%
Spain*                    9.1%        10.3%
Italy*                    7.2%         6.5%
Belgium*                  4.7%         3.6%
Netherlands*              4.7%         1.4%
Multi-National            4.1%         4.6%
Finland*                  3.0%         3.4%
Canada                    1.8%         1.9%
Denmark                   1.7%         1.9%
Sweden                    1.5%         1.6%
Ireland*                  0.7%         0.8%
Australia                 0.3%         0.4%
Cash and
Equivalents**             3.4%         4.3%

* These countries are members of the Eurozone.

** Includes temporary cash investments and other assets and
liabilities.

------

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including
management fees; distribution and service (12b-1) fees; and
other fund expenses. This example is intended to help you
understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of
investing in other mutual funds.

The example is based on an investment of $1,000 made at the
beginning of the period and held for the entire period from
July 1, 2007 to December 31, 2007 (except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses
Paid During Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional Class shares of the American Century
Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account
maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your
accounts to pay the $12.50 fee. In determining your total
eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage
accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts,
UGMA/UTMA accounts, personal trusts, Coverdell Education
Savings Accounts and IRAs (including traditional, Roth,
Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other
retirement accounts. If you have only business, business
retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your
accounts exclusively online. If you are subject to the Account
Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or
redemption/exchange fees. Therefore, the table is useful in
comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In
addition, if these transactional costs were included, your
costs would have been higher.

------

                                              Expenses Paid
                      Beginning    Ending        During
                      Account     Account       Period(1)    Annualized
                       Value       Value        7/1/07 -      Expense
                       7/1/07     12/31/07      12/31/07      Ratio(1)
ACTUAL
Investor Class         $1,000    $1,103.90        $4.39        0.83%
Institutional Class    $1,000    $1,105.00        $3.33        0.63%
A Class                $1,000    $1,099.40        $5.70        1.08%
B Class                $1,000   $1,025.70(2)    $4.76(3)       1.83%
C Class                $1,000   $1,025.70(2)    $4.76(3)       1.83%
R Class                $1,000   $1,027.30(2)    $3.46(3)       1.33%

HYPOTHETICAL
Investor Class         $1,000    $1,020.96        $4.22        0.83%
Institutional Class    $1,000    $1,021.97        $3.20        0.63%
A Class                $1,000    $1,019.71        $5.48        1.08%
B Class                $1,000   $1,015.94(4)    $9.27(4)       1.83%
C Class                $1,000   $1,015.94(4)    $9.27(4)       1.83%
R Class                $1,000   $1,018.45(4)    $6.75(4)       1.33%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) Ending account value based on actual return from September
28, 2007 (commencement of sale) through December 31, 2007.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 94, the number of days in the period from September 28, 2007 (commencement of sale)
through December 31, 2007, divided by 366, to reflect the
period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assumes the class had been available throughout the entire
period and are calculated using the class's annualized expense ratio listed in the table above.

------

SCHEDULE OF INVESTMENTS
International Bond

DECEMBER 31, 2007 (UNAUDITED)

Principal Amount                                              Value

Government Bonds -- 61.6%

BELGIUM -- 1.3%
Euro     14,550,000  Kingdom of Belgium, 8.00%,
                     3/28/15                           $ 26,014,269
                                                       --------------
CANADA -- 0.8%
Euro      3,500,000  Government of Canada, 4.875%,
                     7/7/08                               5,121,705
CAD       7,701,000  Government of Canada, 5.75%,
                     6/1/33                               9,817,517
                                                       --------------
                                                         14,939,222
                                                       --------------
DENMARK -- 1.7%
DKK     167,000,000  Kingdom of Denmark, 6.00%,
                     11/15/09                            33,744,017
                                                       --------------
FINLAND -- 3.0%
Euro     40,000,000  Government of Finland, 5.00%,
                     4/25/09                             59,123,384
                                                       --------------
FRANCE -- 4.3%
Euro     15,600,000  Government of France, 5.25%,
                     4/25/08                             22,888,086
Euro     16,550,000  Government of France, 5.50%,
                     4/25/29                             26,951,729
Euro     10,700,000  Government of France, 5.75%,
                     10/25/32                            18,097,721
Euro     11,180,000  Government of France, 4.75%,
                     4/25/35                             16,554,016
                                                       --------------
                                                         84,491,552
                                                       --------------
GERMANY -- 6.7%
Euro     36,000,000  German Federal Republic, 3.50%,
                     1/4/16                              49,917,484
Euro     21,640,000  German Federal Republic,
                     5.625%, 1/4/28                      35,701,502
Euro      6,150,000  German Federal Republic, 4.75%,
                     7/4/28                               9,136,024
Euro     23,880,000  German Federal Republic, 4.75%,
                     7/4/34                              35,563,262
                                                       --------------
                                                        130,318,272
                                                       --------------
ITALY -- 7.2%
Euro     44,550,000  Republic of Italy, 5.25%, 8/1/17    68,712,561
Euro     32,070,000  Republic of Italy, 5.00%, 8/1/34    47,327,668
Euro     20,100,000  Republic of Italy, 4.00%, 2/1/37    25,167,501
                                                       --------------
                                                        141,207,730
                                                       --------------

Principal Amount                                              Value

JAPAN -- 12.0%
JPY     6,670,000,000Government of Japan, 1.20%,
                     3/20/12                           $ 60,406,802
JPY     6,686,400,000Government of Japan, 1.30%,
                     3/20/15                             60,188,433
JPY     1,050,096,000Government of Japan, 1.10%,
                     9/10/16                              9,474,194
JPY     4,118,000,000Government of Japan, 1.70%,
                     12/20/16                            37,818,880
JPY     5,350,000,000Government of Japan, 1.70%,
                     9/20/17                             48,877,349
JPY     660,000,000  Government of Japan, 1.90%,
                     6/20/25                              5,846,679
JPY     1,251,000,000Government of Japan, 2.10%,
                     12/20/26                            11,252,673
                                                       --------------
                                                        233,865,010
                                                       --------------
NETHERLANDS -- 4.7%
Euro     46,000,000  Kingdom of Netherlands, 3.75%,
                     7/15/09                             66,940,370
Euro     18,950,000  Kingdom of Netherlands, 4.00%,
                     1/15/37                             24,846,997
                                                       --------------
                                                         91,787,367
                                                       --------------
SPAIN -- 4.7%
Euro     60,500,000  Government of Spain, 5.40%,
                     7/30/11                             92,239,920
                                                       --------------
SWEDEN -- 1.5%
SEK     181,000,000  Government of Sweden, 1.00%,
                     4/1/12                              28,525,899
                                                       --------------
UNITED KINGDOM -- 13.7%
GBP      78,600,000  Government of United Kingdom,
                     6.25%, 11/25/10                    164,697,150
GBP       9,100,000  Government of United Kingdom,
                     8.00%, 6/7/21                       24,313,287
GBP      14,150,000  Government of United Kingdom,
                     4.25%, 6/7/32                       27,628,837
GBP       9,500,000  Government of United Kingdom,
                     4.75%, 12/7/38                      20,357,316
GBP      14,300,000  Government of United Kingdom,
                     4.50%, 12/7/42                      29,602,159
                                                       --------------
                                                        266,598,749
                                                       --------------
TOTAL GOVERNMENT BONDS
(Cost $1,134,195,546)                                  1,202,855,391
                                                       --------------

------

International Bond

Principal Amount                                              Value

Credit -- 31.3%

AUSTRALIA -- 0.3%
AUD       8,100,000  New South Wales Treasury Corp.,
                     5.50%, 3/1/17                      $ 6,469,121
                                                       --------------
CANADA -- 1.0%
CAD       4,855,000  Canada Housing Trust, 4.55%,
                     12/15/12                             5,001,690
CAD      14,775,000  Canada Housing Trust, 4.55%,
                     12/15/12                            15,221,417
                                                       --------------
                                                         20,223,107
                                                       --------------
FRANCE -- 6.2%
Euro     28,050,000  Cie Financement Foncier,
                     3.625%, 1/28/08                     40,986,027
JPY     2,750,000,000Cie Financement Foncier, 1.25%,
                     12/1/11                             24,766,616
Euro     37,900,000  Dexia Municipal Agency, 3.25%,
                     7/12/08                             55,065,716
                                                       --------------
                                                        120,818,359
                                                       --------------
GERMANY -- 9.3%
Euro     43,400,000  DEPFA Deutsche Pfandbriefbank
                     AG, (Covered Bond), 5.50%,
                     2/12/08                             63,517,577
Euro     44,300,000  Eurohypo AG, (Covered Bond),
                     3.75%, 4/11/11                      63,422,737
GBP      21,900,000  KfW, 5.50%, 9/15/09                 43,983,444
JPY     1,100,000,000KfW, 2.60%, 6/20/37                 10,269,883
                                                       --------------
                                                        181,193,641
                                                       --------------
IRELAND -- 0.7%
Euro     10,000,000  Ulster Bank Finance plc, VRN,
                     4.86%, 3/31/08, resets
                     quarterly off the 3-month
                     Euribor plus 0.09% with no caps     14,456,666
                                                       --------------
JAPAN -- 0.6%
JPY     1,280,000,000Development Bank of Japan,
                     2.30%, 3/19/26                      11,806,684
                                                       --------------
MULTI-NATIONAL -- 4.1%
GBP      10,550,000  European Investment Bank,
                     4.75%, 6/6/12                       20,891,462
Euro     39,000,000  European Investment Bank,
                     5.375%, 10/15/12                    59,566,529
                                                       --------------
                                                         80,457,991
                                                       --------------
SPAIN -- 4.4%
Euro     43,400,000  AYT Cedulas Cajas VII, 4.00%,
                     6/23/11                             62,116,156

Principal Amount                                              Value

Euro      3,368,765  FTA Santander Auto, VRN, 4.74%,
                     2/25/08, resets quarterly off
                     the 3-month Euribor plus 0.06%
                     with no caps                       $ 4,886,824
Euro     13,795,457  UCI, VRN, 5.08%, 3/18/08,
                     resets quarterly off the
                     3-month Euribor plus 0.14% with
                     no caps                             19,602,885
                                                       --------------
                                                         86,605,865
                                                       --------------
UNITED KINGDOM -- 4.7%
Euro     10,000,000  Barclays Bank plc, VRN, 4.83%,
                     1/21/08, resets quarterly off
                     the 3-month Euribor plus 0.18%
                     with no caps                        14,183,291
Euro     10,000,000  HBOS Treasury Services plc,
                     VRN, 5.05%, 3/14/08, resets
                     quarterly off the 3-month
                     Euribor plus 0.10% with no caps     14,442,966
GBP      18,500,000  Network Rail MTN Finance plc,
                     4.875%, 3/6/09                      36,779,670
GBP      12,550,000  Network Rail MTN Finance plc,
                     4.75%, 11/29/35                     25,616,104
                                                       --------------
                                                         91,022,031
                                                       --------------
TOTAL CREDIT
(Cost $547,662,307)                                     613,053,465
                                                       --------------

Short-Term Investments -- 3.7%

BELGIUM -- 3.4%
Euro     46,500,000  Government of Belgium Treasury
                     Bill, 3.96%, 4/17/08(1)             67,190,913
                                                       --------------
FRANCE -- 0.3%
Euro      4,000,000  Government of France Treasury
                     Bill, 4.21%, 1/31/08(1)(2)           5,827,911
                                                       --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,936,957)                                       73,018,824
                                                       --------------
Temporary Cash Investments -- 3.4%

USD      66,667,000  FHLB Discount Notes, 2.75%,
                     1/2/08(1)
(Cost $66,661,907)                                       66,661,907
                                                       --------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,821,456,717)                                  1,955,589,587
                                                       --------------
OTHER ASSETS AND LIABILITIES(3)                             352,108
                                                       --------------
TOTAL NET ASSETS -- 100.0%                             $1,955,941,695
                                                       ==============

------

International Bond

Futures Contracts
                                                    Underlying
                                                       Face
                                       Expiration   Amount at      Unrealized
         Contracts Purchased             Date         Value       Gain (Loss)

         Canada 10-year 6% Bond        March
    336  Future                          2008       $ 39,123,684      $ 71,097
                                       March
  1,436  Euro-Bobl 5-year 6% Future      2008        226,620,485   (2,779,945)
                                       March
  1,757  Euro-Bund 10-year 6% Future     2008        290,559,497   (4,511,322)
                                                  --------------  --------------
                                                    $556,303,666  $(7,220,170)
                                                  ==============  ==============

                                                    Underlying
                                                       Face
                                       Expiration   Amount at      Unrealized
           Contracts Sold                Date         Value       Gain (Loss)
                                       March
    204  Euro-Schatz 2-year 6% Future    2008       $ 30,826,482     $ 183,975
                                       March
     35  Japan 10-year 6% Bond Future    2008         42,862,194     (179,169)
         U.K. Treasury 10-year 6%      March
    323  Future                          2008         70,873,913      (35,489)
                                                  --------------  --------------
                                                    $144,562,589    $ (30,683)
                                                  ==============  ==============

Forward Foreign Currency Exchange Contracts

                               Settlement                 Unrealized
     Contracts to Sell            Date          Value     Gain (Loss)
                                              $
     5,624,064  CHF for AUD      1/25/08       4,972,341     $ 33,043
   362,912,281  JPY for AUD      1/25/08       3,264,359      121,628
    39,117,461  NOK for AUD      1/25/08       7,156,340     (90,664)
     4,241,306  AUD for CHF      1/25/08       3,712,342     (32,200)

     9,551,393  Euro for CHF     1/25/08      13,949,743    (154,657)
     5,084,662  Euro for CHF     1/25/08       7,426,113       96,949
     1,462,606  GBP for CHF      1/25/08       2,901,525       92,714
     1,428,684  GBP for CHF      1/25/08       2,834,229       73,800
   529,181,488  JPY for CHF      1/25/08       4,759,934        7,751
   354,963,773  JPY for CHF      1/25/08       3,192,864       29,785
   431,069,046  JPY for CHF      1/25/08       3,877,423      144,471
   448,740,408  JPY for CHF      1/25/08       4,036,375      129,516

   111,153,376  NOK for CHF      1/25/08      20,334,946    (187,004)

   180,189,939  SEK for CHF      1/25/08      27,899,789      623,215
     8,011,638  AUD for Euro     1/25/08       7,012,447       40,606
     2,911,602  CAD for Euro     1/25/08       2,932,461       15,509
     3,708,921  CHF for Euro     1/25/08       3,279,128      (6,094)
     6,340,258  CHF for Euro     1/25/08       5,605,542       27,815
     9,373,468  CHF for Euro     1/25/08       8,287,260     (13,794)

    13,415,689  CHF for Euro     1/25/08      11,861,064       72,676
     7,214,343  CHF for Euro     1/25/08       6,378,337       42,386

    13,136,041  GBP for Euro     1/25/08      26,059,336      983,701
     3,516,683  GBP for Euro     1/25/08       6,976,411      294,194

    14,855,169  GBP for Euro     1/25/08      29,469,749      628,537
    52,802,260  NOK for Euro     1/25/08       9,659,905       37,645

    70,317,230  NOK for Euro     1/25/08      12,864,180     (19,117)
    44,388,011  NOK for Euro     1/25/08       8,120,561    (155,494)

    66,615,036  NOK for Euro     1/25/08      12,186,882     (38,768)
    21,117,780  NOK for Euro     1/25/08       3,863,391     (57,483)

   109,015,820  SEK for Euro     1/25/08      16,879,513      573,742

    19,961,673  Euro for GBP     1/25/08      29,153,884      380,608
   552,057,392  JPY for GBP      1/25/08       4,965,701      185,020

 1,933,649,519  JPY for GBP      1/25/08      17,392,984      558,092

    12,420,911  AUD for JPY      1/25/08      10,871,807      137,529

------

International Bond

                               Settlement                 Unrealized
     Contracts to Sell            Date          Value     Gain (Loss)
                                              $
     2,133,852  Euro for JPY     1/25/08       3,116,476     $ 57,794
    11,095,314  CHF for NOK      1/25/08       9,809,577      154,508
     9,734,283  CHF for NOK      1/25/08       8,606,264       53,844
     8,682,472  CHF for NOK      1/25/08       7,676,338    (112,882)
     8,800,011  CHF for NOK      1/25/08       7,780,256     (53,703)

     8,465,385  Euro for NOK     1/25/08      12,363,637    (137,072)
     1,719,524  GBP for NOK      1/25/08       3,411,200      (3,922)
     2,312,506  GBP for NOK      1/25/08       4,587,560      131,233
     1,937,902  GBP for NOK      1/25/08       3,844,419       55,293
   820,335,723  JPY for NOK      1/25/08       7,378,838      274,932
   348,592,438  JPY for NOK      1/25/08       3,135,554       34,811
    12,516,254  SEK for NOK      1/25/08       1,937,960     (29,314)
     6,571,093  Euro for SEK     1/25/08       9,597,035    (165,848)

    37,102,230  CAD for USD      1/25/08      37,368,030      139,279
     9,400,000  CAD for USD      1/25/08       9,467,342    (177,895)

    62,002,381  DKK for USD      1/25/08      12,151,104      189,152

    16,000,000  Euro for USD     1/25/08      23,367,889    (294,129)

    35,000,000  Euro for USD     1/25/08      51,117,256      898,694

    20,000,000  Euro for USD     1/25/08      29,209,861      216,589
     4,000,000  Euro for USD     1/25/08       5,841,972       17,328

   112,349,524  GBP for USD      1/25/08     222,879,474    7,758,369

     7,000,000  GBP for USD      1/25/08      13,886,630      553,319
     1,623,235  GBP for USD      1/25/08       3,220,181      (7,409)
 2,046,490,312  JPY for USD      1/25/08      18,407,975      584,269

 5,796,024,784  JPY for USD      1/25/08      52,134,662      497,307
    39,614,933  NOK for USD      1/25/08       7,247,351    (148,473)
                                             --------------------------
                                                           $
                                             $913,683,707  15,061,731
                                             ==========================
(Value on Settlement Date $928,745,438)

                               Settlement                 Unrealized
      Contracts to Buy            Date          Value     Gain (Loss)
                                              $
      5,631,102  AUD for CHF     1/25/08        4,928,806  $ (76,578)
      3,868,910  AUD for JPY     1/25/08       3,386,390          402
      8,197,136  AUD for NOK     1/25/08       7,174,810      109,134
      4,047,860  CHF for AUD     1/25/08       3,578,790    (101,352)
                 CHF for
     15,791,986  Euro            1/25/08      13,961,994      166,908
                 CHF for
      8,289,733  Euro            1/25/08       7,329,109    (193,953)
      3,325,703  CHF for GBP     1/25/08       2,940,317     (53,921)
      3,299,259  CHF for GBP     1/25/08       2,916,937        8,909
      5,345,592  CHF for JPY     1/25/08       4,726,139     (41,547)
      3,640,986  CHF for JPY     1/25/08       3,219,065      (3,584)
      4,401,246  CHF for JPY     1/25/08       3,891,225    (130,669)
      4,588,582  CHF for JPY     1/25/08       4,056,852    (109,039)

     22,573,210  CHF for NOK     1/25/08      19,957,402    (190,540)

     31,739,065  CHF for SEK     1/25/08      28,061,108    (461,896)
                 Euro for
      4,774,991  AUD             1/25/08       6,973,841     (79,212)
                 Euro for
      1,992,017  CAD             1/25/08       2,909,328     (38,643)
                 Euro for
      2,227,701  CHF             1/25/08       3,253,542     (19,492)
                 Euro for
      3,842,208  CHF             1/25/08       5,611,518     (21,839)
                 Euro for
      5,674,724  CHF             1/25/08       8,287,895       14,429
                 Euro for
      8,126,928  CHF             1/25/08      11,869,322     (64,419)

------

International Bond
                               Settlement                 Unrealized
      Contracts to Buy            Date          Value     Gain (Loss)
                 Euro for                     $
      4,346,933  CHF             1/25/08       6,348,665   $ (72,059)
                 Euro for
     18,349,502  GBP             1/25/08      26,799,320    (243,717)
                 Euro for
      4,909,375  GBP             1/25/08       7,170,107    (100,498)
                 Euro for
     20,621,582  GBP             1/25/08      30,117,677       19,391
                 Euro for
      6,602,181  NOK             1/25/08       9,642,439     (55,112)
                 Euro for
      8,809,144  NOK             1/25/08      12,865,694       20,631
                 Euro for
      5,531,978  NOK             1/25/08       8,079,415      114,349
                 Euro for
      8,204,327  NOK             1/25/08      11,982,363    (165,751)
                 Euro for
      2,602,250  NOK             1/25/08       3,800,568      (5,339)
                 Euro for
     11,709,301  SEK             1/25/08      17,101,353    (351,901)
                 GBP for
     14,412,527  Euro            1/25/08      28,591,635    (942,858)
      2,491,392  GBP for JPY     1/25/08       4,942,435    (208,286)

      8,796,729  GBP for JPY     1/25/08      17,450,990    (500,086)

  1,161,268,240  JPY for AUD     1/25/08      10,445,491    (563,845)
                 JPY for
    343,671,821  Euro            1/25/08       3,091,294     (82,977)
     54,517,935  NOK for CHF     1/25/08       9,973,779        9,695
     47,418,612  NOK for CHF     1/25/08       8,674,994       14,886
     41,789,605  NOK for CHF     1/25/08       7,645,196       81,740
     42,198,525  NOK for CHF     1/25/08       7,720,006      (6,547)
                 NOK for
     67,800,542  Euro            1/25/08      12,403,765      177,200
     18,919,593  NOK for GBP     1/25/08       3,461,243       53,965
     25,850,438  NOK for GBP     1/25/08       4,729,206       10,414
     21,720,536  NOK for GBP     1/25/08       3,973,662       73,950
     41,339,232  NOK for JPY     1/25/08       7,562,803     (90,967)
     17,524,870  NOK for JPY     1/25/08       3,206,086       35,721
     10,648,506  NOK for SEK     1/25/08       1,948,090       39,444
                 SEK for
     62,129,294  Euro            1/25/08       9,619,817      188,630

     75,465,058  AUD for USD     1/25/08      66,053,253      738,245
      6,189,627  AUD for USD     1/25/08       5,417,673       75,901
      3,960,596  AUD for USD     1/25/08       3,466,641        1,080

     11,000,000  CAD for USD     1/25/08      11,078,804     (64,442)

     15,800,000  CAD for USD     1/25/08      15,913,191      346,075

     14,500,000  CAD for USD     1/25/08      14,603,878      345,066
      1,869,877  CHF for USD     1/25/08       1,653,194     (48,799)

     52,221,491  CHF for USD     1/25/08      46,170,008  (1,290,996)
      5,563,591  CHF for USD     1/25/08       4,918,876    (146,209)
     10,020,000  DKK for USD     1/25/08       1,963,700     (27,101)
                 Euro for
      4,073,986  USD             1/25/08       5,950,029     (74,664)
                 Euro for
     14,249,201  USD             1/25/08      20,810,859    (129,895)
                 Euro for
     10,778,008  USD             1/25/08      15,741,206     (47,188)
                 Euro for
      9,045,033  USD             1/25/08      13,210,207    (240,118)
                 Euro for
     10,069,341  USD             1/25/08      14,706,202      114,005
      4,100,000  GBP for USD     1/25/08       8,133,598    (292,812)

     16,400,000  GBP for USD     1/25/08      32,534,391    (683,153)

 14,953,665,565  JPY for USD     1/25/08     134,506,722  (2,399,010)
    173,908,974  JPY for USD     1/25/08       1,564,294       20,877

    463,429,835  NOK for USD     1/25/08      84,782,134    (620,760)
     25,118,847  NOK for USD     1/25/08       4,595,365       99,501
     10,846,746  NOK for USD     1/25/08       1,984,357       12,670

------

International Bond
                               Settlement                 Unrealized
      Contracts to Buy            Date          Value     Gain (Loss)
                                              $
     11,304,480  NOK for USD     1/25/08       2,068,097     $ 12,080
     47,175,297  NOK for USD     1/25/08       8,630,481      190,752
     18,610,260  NOK for USD     1/25/08       3,404,653     (20,784)

    123,582,793  SEK for USD     1/25/08      19,134,996    (523,367)
                                             ------------ ------------

                                             $971,379,292 $(8,489,875)
                                             ============ ============

(Value on Settlement Date $979,869,167)

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

Euribor = Euro Interbank Offered Rate

FHLB = Federal Home Loan Bank

GBP = British Pound

JPY = Japanese Yen

MTN = Medium Term Note

NOK = Norwegian Krona

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK = Swedish Krona

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated.
Rate shown is effective December 31, 2007.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security, or a portion thereof, has been segregated for the initial margin on futures contracts.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007 (UNAUDITED)

ASSETS
Investment securities, at value (cost of
$1,821,456,717)                                     $1,955,589,587

Foreign currency holdings, at value (cost of
$7,512,330)                                              7,609,141

Receivable for forward foreign currency exchange
contracts                                               20,043,703

Receivable for capital shares sold                       7,778,800

Interest receivable                                     32,808,316
                                                     --------------
                                                     2,023,829,547
                                                     --------------

LIABILITIES

Disbursements in excess of demand deposit cash             221,144

Payable for investments purchased                       44,744,061

Payable for forward foreign currency exchange
contracts                                               13,471,847

Payable for variation margin on futures contracts          138,398

Payable for capital shares redeemed                      7,987,548

Accrued management fees                                  1,302,055

Distribution fees payable                                      227

Service fees (and distribution fees --
A Class and R Class) payable                                20,223

Dividends payable                                            2,349
                                                    --------------
                                                        67,887,852
                                                    --------------

NET ASSETS                                          $1,955,941,695
                                                    ==============

See Notes to Financial Statements.

------

DECEMBER 31, 2007 (UNAUDITED)

NET ASSETS CONSIST OF:
Capital paid in                                     $1,823,633,134

Accumulated net investment loss                        (28,404,541)

Undistributed net realized gain on investment and
foreign currency transactions                           26,844,725

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                             133,868,377
                                                    --------------
                                                    $1,955,941,695
                                                    ==============

INVESTOR CLASS
Net assets                                          $1,706,388,563
Shares outstanding                                     117,503,367
Net asset value per share                                   $14.52

INSTITUTIONAL CLASS
Net assets                                            $154,689,584
Shares outstanding                                      10,652,834
Net asset value per share                                   $14.52

A CLASS
Net assets                                             $94,438,757
Shares outstanding                                       6,525,129
Net asset value per share                                   $14.47
Maximum offering price (net asset value divided by
0.955)                                                      $15.15

B CLASS
Net assets                                                 $67,479
Shares outstanding                                           4,651
Net asset value per share                                   $14.51

C CLASS
Net assets                                                $331,503
Shares outstanding                                          22,845
Net asset value per share                                   $14.51

R CLASS
Net assets                                                 $25,809
Shares outstanding                                           1,778
Net asset value per share                                   $14.52

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:
Interest (net of foreign taxes withheld of $756,466)  $ 35,939,130
                                                      ------------

EXPENSES:

Management fees                                          7,198,289

Distribution fees:

 A Class                                                    32,303

 B Class                                                        60

 C Class                                                       373

Service fees:

 A Class                                                    32,303

 B Class                                                        21

 C Class                                                       125

Distribution and service fees:

 A Class                                                    73,810

 R Class                                                        32

Trustees' fees and expenses                                 53,045

Other expenses                                               4,506
                                                       ------------
                                                         7,394,867
                                                       ------------

NET INVESTMENT INCOME (LOSS)                            28,544,263
                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                   (457,554)

Foreign currency transactions                           38,805,470
                                                       ------------
                                                        38,347,916
                                                       ------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)
ON:

Investments                                             29,007,409

Translation of assets and liabilities in foreign
currencies                                              77,126,311
                                                      ------------
                                                       106,133,720
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                144,481,636
                                                      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                            $173,025,899
                                                      ============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED),
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006

                                December
Increase (Decrease)                31,           June 30,        December 31,
in Net Assets                     2007           2007(1)            2006

OPERATIONS

Net investment income
(loss)                        $ 28,544,263    $ 22,512,074     $ 31,933,654

Net realized gain (loss)        38,347,916      (7,994,593)       5,424,329

Change in net unrealized
appreciation
(depreciation)                 106,133,720     (22,363,495)      63,355,704
                            -----------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                173,025,899      (7,846,014)     100,713,687
                            -----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class                (66,007,945)     (2,803,583)     (28,566,512)

 Institutional Class            (6,253,078)       (219,137)      (1,936,362)

 A Class                        (3,465,855)       (109,979)      (1,235,411)

 B Class                            (1,894)             --               --

 C Class                            (9,293)             --               --

 R Class                              (738)             --               --

From net realized gains:

 Investor Class                         --              --         (998,578)

 Institutional Class                    --              --           (6,505)

 A Class                                --              --          (48,079)
                            -----------------------------------------------
Decrease in net assets
from distributions             (75,738,803)     (3,132,699)     (32,791,447)
                            -----------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share transactions     235,755,772     162,108,115      295,279,553
                            -----------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                  333,042,868     151,129,402      363,201,793

NET ASSETS
Beginning of period          1,622,898,827   1,471,769,425    1,108,567,632
                            -----------------------------------------------
End of period               $1,955,941,695  $1,622,898,827   $1,471,769,425
                            ===============================================

Accumulated undistributed
net investment income
(loss)                      $  (28,404,541)  $  18,789,999   $   5,906,220
                            ===============================================

(1) The fund's fiscal year end was changed from December 31 to
June 30, resulting in a six-month annual reporting period.

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century International Bond Funds (the
trust) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company.
International Bond Fund (the fund) is the sole fund issued by the trust. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek high total return. The fund pursues its objective by investing in high-quality,
non-dollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor
Class, the Institutional Class, the A Class (formerly Advisor
Class), the B Class, the C Class and the R Class. The A Class
may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales
charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro
rata interest in the net assets of the class to which such
shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on
their relative net assets. Sale of the B Class, C Class and R
Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Securities are valued through a
commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than
60 days are valued at current market value as provided by a
commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial
pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the
close of business on days that the New York Stock Exchange (the
Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per
share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio
security is not readily available, or that the valuation
methods mentioned above do not reflect the security's fair
value, such security is valued as determined by, or in
accordance with procedures adopted by, the Board of Trustees or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a
security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes,
security transactions are accounted for as of the trade date.
Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes
withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market
conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying
securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount
equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or
received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net
realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized
appreciation (depreciation) on investments, respectively.

------

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities
initially expressed in foreign currencies are translated into
U.S. dollars at prevailing exchange rates at period end.
Purchases and sales of investment securities, dividend and
interest income, and certain expenses are translated at the
rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from
foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment
securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in
foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the
foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may
enter into forward foreign currency exchange contracts to
facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of
foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or
depreciation are determined daily using prevailing exchange
rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not
perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase
agreements with institutions that American Century Investment
Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of
Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the
custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities
transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase
agreement.

INCOME TAX STATUS -- It is the fund's policy to distribute
substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated
investment company under provisions of the Internal Revenue
Code. The fund is no longer subject to examination by tax
authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would
materially impact the financial statements. Accordingly, no
provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state
income tax obligations, if any, are recorded as interest
expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid
quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid
twice a year.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain
liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general
indemnifications. The fund's maximum exposure under these
arrangements is unknown as this would involve future claims
that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the
United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the A Class (formerly Advisor Class)
shareholders of the fund approved a change in the class's fee structure. The change was approved by the Board of Trustees on
December 8, 2006. Effective September 4, 2007, the fee
structure change resulted in an increase of 0.25% in the
unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The trust has entered into a Management
Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The
Agreement provides that all expenses of the fund, except
brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and
extraordinary expenses, will be paid by ACIM. The fee is
computed and accrued daily based on the daily net assets of
each specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee
based on the daily net assets of the fund and certain other
accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee
based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee
range from 0.4925% to 0.6100% and the rates for the Complex Fee
(Investor Class, A Class, B Class, C Class and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000%
less at each point within the Complex Fee range. Prior to
September 4, 2007, the A Class was 0.2500% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended
December 31, 2007 was 0.82% for the Investor Class, B Class, C
Class and R Class, 0.62% for the Institutional Class and 0.74%
for the A Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has
adopted a separate Master Distribution and Individual
Shareholder Services Plan for each of the A Class, B Class, C
Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual
distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. Prior to September 4, 2007, the Board of Trustees had adopted a Master Distribution and Shareholder
Services Plan for the A Class, pursuant to Rule 12b-1 of the
1940 Act, in which the A Class paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides
compensation for expenses incurred in connection with
distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for
individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B
Class, C Class and R Class shares. Prior to September 4, 2007, the service fee provided compensation for shareholder and
administrative services rendered by ACIS, its affiliates or
independent third party providers for A Class shares. Fees
incurred under the plans during the six months ended December
31, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group,
controlling stockholders of American Century Companies, Inc.
(ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent,
American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan
Investment Management, Inc. (JPMIM) (the subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives,
policies, and restrictions under the supervision of ACIM and the Board of Trustees. ACIM pays all costs associated with
retaining JPMIM as the subadvisor of the fund. JPMIM is a
wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. Prior to December 12, 2007, the fund had a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding
short-term investments, for the six months ended December 31,
2007, were $674,500,930 and $576,147,962, respectively.

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                     Six months ended            Six months ended              Year ended
                    December 31, 2007(1)         June 30, 2007(2)           December 31, 2006
                    Shares        Amount        Shares       Amount        Shares        Amount
INVESTOR CLASS

Sold             26,058,230   $378,919,238   28,075,839   $386,025,344   49,493,925   $665,869,821

Issued in
reinvestment
of
distributions     3,769,662     54,589,092      169,543      2,349,870    1,822,331     24,837,596

Redeemed        (17,537,325)  (253,881,900) (18,645,420)  (255,394,968) (35,547,787)  (477,989,458)
                ----------------------------------------------------------------------------------
                 12,290,567    179,626,430    9,599,962    132,980,246   15,768,469    212,717,959
                ----------------------------------------------------------------------------------
INSTITUTIONAL
CLASS

Sold              3,149,418     45,244,365    2,604,644     35,832,758    6,167,371    85,229,598

Issued in
reinvestment
of
distributions       119,470      1,730,588        1,939         26,878       13,040        179,168

Redeemed           (595,435)    (8,621,423)  (1,071,340)   (14,550,687)    (221,727)    (3,075,151)
                ----------------------------------------------------------------------------------
                  2,673,453     38,353,530    1,535,243     21,308,949    5,958,684     82,333,615
                ----------------------------------------------------------------------------------
A CLASS

Sold              2,331,131     33,990,404    1,482,936     20,383,125    2,635,884     35,416,680

Issued in
reinvestment
of
distributions       223,013      3,221,526        7,622        105,566       90,030      1,226,226

Redeemed         (1,353,019)   (19,870,492)    (920,813)   (12,669,771)  (2,709,605)   (36,414,927)
                ----------------------------------------------------------------------------------
                  1,201,125     17,341,438      569,745      7,818,920       16,309        227,979
                ----------------------------------------------------------------------------------
B CLASS                                           N/A                         N/A

Sold                  4,576         67,270

Issued in
reinvestment
of
distributions            75        1,085
                --------------------------
                      4,651       68,355
                --------------------------
C CLASS                                           N/A                         N/A

Sold                 24,201      361,097

Issued in
reinvestment
of
distributions           364        5,282

Redeemed             (1,720)     (26,228)
                --------------------------
                     22,845      340,151
                --------------------------
R CLASS                                           N/A                          N/A

Sold                  1,727       25,130

Issued in
reinvestment
of
distributions            51          738
                --------------------------
                      1,778       25,868
                --------------------------
Net increase
(decrease)       16,194,419   $235,755,772   11,704,950   $162,108,115   21,743,462   $295,279,553
                ==================================================================================

(1) September 28, 2007 (commencement of sale) through December
31, 2007 for the B Class, C Class and R Class.

(2) The fund's fiscal year end was changed from December 31 to
June 30, resulting in a six-month annual reporting period.

------

5. BANK LINE OF CREDIT

Effective December 12, 2007, the fund, along with certain other funds managed by ACIM or American Century Global Investment
Management, Inc. (ACGIM), has a $500,000,000 unsecured bank
line of credit agreement with Bank of America, N.A. Prior to
December 12, 2007, the fund, along with certain other funds
managed by ACIM or ACGIM, had a $500,000,000 unsecured bank
line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder
redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus
0.40%. The fund did not borrow from the line during the six
months ended December 31, 2007.

6. RISK FACTORS

There are certain risks involved in investing in foreign
securities. These risks include those resulting from future
adverse political, social, and economic developments,
fluctuations in currency exchange rates, the possible
imposition of exchange controls, and other foreign laws or
restrictions.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ
from their ultimate characterization for federal income tax
purposes. These differences reflect the differing character of foreign currency gains, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2007, the components of investments for
federal income tax purposes were as follows:

Federal tax cost of investments                $1,822,816,125
                                               ===============

Gross tax appreciation of investments           $136,148,115
Gross tax depreciation of investments            (3,374,653)
                                               ---------------
Net tax appreciation (depreciation) of
investments                                     $132,773,462
                                               ===============

The difference between book-basis and tax-basis cost and
unrealized appreciation (depreciation) is attributable
primarily to the tax deferral of losses on wash sales.

As of June 30, 2007, the fund had accumulated capital losses of
$(11,017,229) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $(9,602,222)
and $(1,415,007) expire in 2014 and 2015, respectively.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157, "Fair Value
Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157
defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently
evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
International Bond

Investor Class
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                   2007(1)    2007(2)    2006       2005    2004(3)   2003(3)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period          $13.69     $13.78    $13.03     $14.76   $13.64   $12.19
                 --------   --------  --------   --------  -------- --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(4)           0.23       0.20      0.34       0.30     0.36     0.37

 Net Realized
 and
 Unrealized
 Gain (Loss)         1.19     (0.26)      0.73     (1.49)     1.40     2.03
                 --------   --------  --------   --------  -------- --------
 Total From
 Investment
 Operations          1.42     (0.06)      1.07     (1.19)     1.76     2.40
                 --------   --------  --------   --------  -------- --------
Distributions

 From Net
 Investment
 Income            (0.59)     (0.03)    (0.31)     (0.41)   (0.59)   (0.85)

 From Net
 Realized
 Gains                 --         --    (0.01)     (0.13)   (0.05)   (0.10)
                 --------   --------  --------   --------  -------- --------
 Total
 Distributions     (0.59)     (0.03)    (0.32)     (0.54)   (0.64)   (0.95)
                 --------   --------  --------   --------  -------- --------
Net Asset
Value, End of
Period             $14.52     $13.69    $13.78     $13.03   $14.76   $13.64
                 ========   ========  ========   ========  ======== ========

TOTAL RETURN(5)    10.39%    (0.45)%     8.25%    (8.23)%   13.10%   19.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets           0.83%(6)   0.83%(6)     0.82%      0.82%    0.83%    0.84%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets       3.16%(6)   2.95%(6)     2.51%      2.17%    2.60%    2.80%

Portfolio
Turnover Rate         36%        37%      206%       226%     104%     112%

Net Assets,
End of Period
(in thousands)   $1,706,389 $1,440,762 $1,317,505 $1,040,576 $976,828 $622,657

(1) Six months ended December 31, 2007 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.

(3) Certain distributions in 2004 and 2003 were reclassified between net investment income and net realized gains to conform to current year presentation.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for
periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense
differences because of the impact of calculating the net asset values to two decimal places. If net asset values were
calculated to three decimal places, the total return
differences would more closely reflect the class expense
differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and
another.

(6) Annualized.

See Notes to Financial Statements.

------

International Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                         2007(1)  2007(2)    2006     2005     2004(3)(4)
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $13.70   $13.78   $13.04    $14.77     $13.37
                        -------- -------- -------- --------   --------
Income From
Investment Operations

 Net Investment
Income
 (Loss)(5)                 0.24     0.21     0.35      0.36       0.17

 Net Realized and
 Unrealized Gain
(Loss)                     1.19   (0.26)     0.74    (1.52)       1.84
                        -------- -------- -------- --------   --------
 Total From
 Investment Operations     1.43   (0.05)     1.09    (1.16)       2.01
                        -------- -------- -------- --------   --------
Distributions

 From Net
 Investment Income       (0.61)   (0.03)   (0.34)    (0.44)     (0.57)

 From Net Realized
 Gains                       --       --   (0.01)    (0.13)     (0.04)
                        -------- -------- -------- --------   --------
 Total Distributions     (0.61)   (0.03)   (0.35)    (0.57)     (0.61)
                        -------- -------- -------- --------   --------
Net Asset Value,
End of Period            $14.52   $13.70   $13.78    $13.04     $14.77
                        ======== ======== ======== ========   ========

TOTAL RETURN(6)          10.50%  (0.34)%    8.43%   (7.98)%     15.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets              0.63%(7) 0.63%(7)   0.62%     0.62%   0.63%(7)

Ratio of Net
Investment
Income (Loss) to
Average Net Assets      3.36%(7) 3.15%(7)   2.71%     2.37%   2.88%(7)

Portfolio Turnover
Rate                        36%      37%     206%      226%    104%(8)

Net Assets, End of
Period (in thousands)   $154,690 $109,350 $88,812    $6,329     $1,263

(1) Six months ended December 31, 2007 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.

(3) August 2, 2004 (commencement of sale) through December 31,
2004.

(4) Certain distributions in 2004 were reclassified between net investment income and net realized gains to conform to current year presentation.

(5) Computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for
periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense
differences because of the impact of calculating the net asset values to two decimal places. If net asset values were
calculated to three decimal places, the total return
differences would more closely reflect the class expense
differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and
another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level.
Percentage indicated was calculated for the year ended December
31, 2004.

See Notes to Financial Statements.

------

International Bond

A Class(1)
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                    2007(2)  2007(3)    2006     2005    2004(4)  2003(4)
PER-SHARE DATA

Net Asset Value,
Beginning of
Period              $13.67   $13.77    $13.01   $14.75   $13.62   $12.16
                   -------- -------- --------  -------- -------- --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(5)     0.21     0.18      0.30     0.27     0.32     0.29

 Net Realized
and
 Unrealized Gain
 (Loss)               1.14   (0.26)      0.74   (1.51)     1.42     2.08
                   -------- -------- --------  -------- -------- --------
 Total From
 Investment
 Operations           1.35   (0.08)      1.04   (1.24)     1.74     2.37
                   -------- -------- --------  -------- -------- --------
Distributions

 From Net
 Investment
 Income             (0.55)   (0.02)    (0.27)   (0.37)   (0.56)   (0.81)

 From Net
 Realized Gains         --       --    (0.01)   (0.13)   (0.05)   (0.10)
                   -------- -------- --------  -------- -------- --------
 Total
 Distributions      (0.55)   (0.02)    (0.28)   (0.50)   (0.61)   (0.91)
                   -------- -------- --------  -------- -------- --------
Net Asset Value,
End of Period       $14.47   $13.67    $13.77   $13.01   $14.75   $13.62
                   ======== ======== ========  ======== ======== ========

TOTAL RETURN(6)      9.94%  (0.57)%     8.03%  (8.47)%   12.93%   19.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets             1.08%(7) 1.08%(7)    1.07%    1.07%    1.08%    1.09%

Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets         2.91%(7) 2.70%(7)    2.26%    1.92%    2.35%    2.55%

Portfolio
Turnover Rate          36%      37%      206%     226%     104%     112%

Net Assets, End
of Period (in
thousands)         $94,439  $72,787   $65,452  $61,663  $42,736  $21,137

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2) Six months ended December 31, 2007 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.

(4) Certain distributions in 2004 and 2003 were reclassified between net investment income and net realized gains to conform to current year presentation.

(5) Computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two
decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------

International Bond

B Class
For a Share Outstanding Throughout the Period Indicated
                                                      2007(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $14.55
                                                      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                         0.01

 Net Realized and Unrealized Gain (Loss)                 0.36
                                                      --------
 Total From Investment Operations                        0.37
                                                      --------
Distributions

 From Net Investment Income                            (0.41)
                                                      --------
Net Asset Value, End of Period                         $14.51
                                                      ========

TOTAL RETURN(3)                                         2.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     1.83%(4)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                            0.40%(4)

Portfolio Turnover Rate                                36%(5)

Net Assets, End of Period (in thousands)                  $67

(1) September 28, 2007 (commencement of sale) through December
31, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset
values to two decimal places is made in accordance with SEC
guidelines and does not result in any gain or loss of value
between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level.
Percentage indicated was calculated for the six months ended
December 31, 2007.

See Notes to Financial Statements.

------

International Bond

C Class
For a Share Outstanding Throughout the Period Indicated
                                                      2007(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $14.55
                                                      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                         0.03

 Net Realized and Unrealized Gain (Loss)                 0.34
                                                      --------
 Total From Investment Operations                        0.37
                                                      --------
Distributions

 From Net Investment Income                            (0.41)
                                                      --------
Net Asset Value, End of Period                         $14.51
                                                      ========

TOTAL RETURN(3)                                         2.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     1.83%(4)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                            0.74%(4)

Portfolio Turnover Rate                                36%(5)

Net Assets, End of Period (in thousands)                 $332

(1) September 28, 2007 (commencement of sale) through December
31, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset
values to two decimal places is made in accordance with SEC
guidelines and does not result in any gain or loss of value
between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level.
Percentage indicated was calculated for the six months ended
December 31, 2007.

See Notes to Financial Statements.

------

International Bond

R Class
For a Share Outstanding Throughout the Period Indicated
                                                      2007(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $14.55
                                                      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                         0.07

 Net Realized and Unrealized Gain (Loss)                 0.33
                                                      --------
 Total From Investment Operations                        0.40
                                                      --------
Distributions

 From Net Investment Income                            (0.43)
                                                      --------
Net Asset Value, End of Period                         $14.52
                                                      ========

TOTAL RETURN(3)                                         2.73%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     1.33%(4)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                            1.77%(4)

Portfolio Turnover Rate                                36%(5)

Net Assets, End of Period (in thousands)                  $26

(1) September 28, 2007 (commencement of sale) through December
31, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for
periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense
differences because of the impact of calculating the net asset value to two decimal places. If net asset values were
calculated to three decimal places, the total return
differences would more closely reflect the class expense
differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and
another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level.
Percentage indicated was calculated for the six months ended
December 31, 2007.

See Notes to Financial Statements.

------

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the
required number of votes of the American Century International
Bond Funds or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect eight Trustees to the Board of Trustees of American
Century International Bond Funds (the proposal was voted on by all shareholders of funds issued by American Century
International Bond Funds).

Jonathan S. Thomas  For:            1,387,037,238
                    Withhold:          17,998,935
                    Abstain:                    0
                    Broker Non-Vote:            0

John Freidenrich    For:            1,386,309,527
                    Withhold:          18,726,646
                    Abstain:                    0
                    Broker Non-Vote:            0

Ronald J. Gilson    For:            1,387,278,698
                    Withhold:          17,757,475
                    Abstain:                    0
                    Broker Non-Vote:            0

Kathryn A. Hall     For:            1,385,933,259
                    Withhold:          19,102,914
                    Abstain:                    0
                    Broker Non-Vote:            0

Peter F. Pervere    For:            1,387,018,523
                    Withhold:          18,017,650
                    Abstain:                    0
                    Broker Non-Vote:            0

Myron S. Scholes    For:            1,386,864,037
                    Withhold:          18,172,136
                    Abstain:                    0
                    Broker Non-Vote:            0

John B. Shoven      For:            1,387,380,662
                    Withhold:          17,655,511
                    Abstain:                    0
                    Broker Non-Vote:            0

Jeanne D. Wohlers   For:            1,386,910,263
                    Withhold:          18,125,910
                    Abstain:                    0
                    Broker Non-Vote:            0

------

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class.
This proposal was voted on by the Advisor Class shareholders of the fund.

For:                     30,021,285
Against:                  1,986,500
Abstain:                  2,165,334
Broker Non-Vote:          7,091,471

------

SHARE CLASS INFORMATION

Six classes of shares are authorized for sale by the fund:
Investor Class, Institutional Class, A Class, B Class, C Class
and R Class. The total expense ratio of Institutional Class
shares is lower than that of Investor Class shares. The total expense ratios of A Class, B Class, C Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways:
1) directly from American Century without any commissions or other fees; and/or 2) through certain financial intermediaries
(such as banks, broker-dealers, insurance companies and
investment advisors), which may require payment of a
transaction fee to the financial intermediary. The fund's
prospectus contains additional information regarding
eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors
such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional
Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A
Class shares are sold at their offering price, which is net
asset value plus an initial sales charge that ranges from 4.50%
to 0.00% for fixed-income funds, depending on the amount
invested. The initial sales charge is deducted from the
purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a
0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on
shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the
same as for Investor Class shares. B Class shares also are
subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares
(with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C
Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified
management fee for C Class shares is the same as for Investor
Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

------

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for
Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are
subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible
contributions. In such case, excess amounts of withholding
could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must
notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another
tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through
other electronic means. You have the right to revoke your
withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be
responsible for payment of estimated tax. You may incur
penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your
distribution, your address is within one of the mandatory
withholding states and you have federal income tax withheld.
State taxes will be withheld from your distribution in
accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's
investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the
advisor uses in fulfilling this responsibility is available
without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at
americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio
securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form
N-Q is available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its
website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for
purchase.

The JPMORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is
a market- capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed
foreign countries in North America, Europe, Asia, and
Australia.

The JPMORGAN GOVERNMENT BOND INDEX - GLOBAL (GBI GLOBAL),
EXCLUDING U.S. is a market-capitalization weighted index
consisting of returns from investing in 13 developed government bond markets with the U.S. excluded.

Since January 1998, the FUND BENCHMARK has been the JPM GTGBI with the U.S. excluded and Japan weighted at 15%.

Prior to January 1998, the FUND BENCHMARK was the J.P. Morgan
ECU-Weighted European Index.

------

NOTES

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR
THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0802
SH-SAN-58083N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    February 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    February 29, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 29, 2008